SHARE CAPITAL	12 Months Ended
Dec. 31, 2013
SHARE CAPITAL [Abstract]
SHARE CAPITAL

NOTE 10:- SHARE CAPITAL

a.	Ordinary Shares:

Ordinary Shares confer upon the holders the right to receive notice to participate and vote in the general meetings of the Company, and the right to receive dividends, if declared.

b.	Reverse stock split and increase in share capital:

On May 14, 2012, the Company held an Extraordinary General Meeting of Shareholders on which the following actions were approved and taken:

a)	To consolidate the registered (authorized) share capital of the Company as follows: every fifteen (15) Ordinary Shares with a nominal (par) value of NIS 0.04 each will be consolidated into one (1) Ordinary Share with a nominal (par) value of NIS 0.6 each. All Ordinary Shares, options and per share amounts have been adjusted to give retroactive effect to this reverse split for all periods presented.

b)	To increase the registered (authorized) share capital of the Company to 20,000,000 Ordinary Shares with a nominal (par) value NIS 0.6 each.

All Ordinary Shares, warrants and options and per share amounts have been adjusted to give retroactive effect to these reverse splits for all periods presented.

On August 5, 2013, the Company held its Annual General Meeting of Shareholders on which the following actions were approved and taken:

a) To increase the registered (authorized) share capital of the Company to 40,000,000 Ordinary Shares with a nominal (par) value NIS 0.6 each.

c.	Investment agreements:

1.	In January 2010, the Company completed a registered direct offering with several institutional investors. The Company received proceeds of approximately $4,650 net of placement agent fees and other offering expenses. Under the terms of the financing, the Company sold 168,667 units, consisting of an aggregate of 42,167 Ordinary Shares and warrants to purchase 21,084 additional Ordinary Shares. Each unit, consisting of one 1/15 Ordinary Share and a 0.033 warrant to purchase an Ordinary Share, was sold for a purchase price of $8.00. In addition, the Company granted additional warrants as finders' fee to purchase up to 1,582 Ordinary Shares ("January 2010 Warrants").

The exercise price of the warrants is $150 per Ordinary Share. The warrants are exercisable for a period of five years. None of the January 2010 Warrants were exercised during 2013.

The Company accounted for these warrants according to the provisions of ASC 815, "Derivatives and Hedging - Contracts in Entity's Own Equity" and based on certain terms of the warrants classified them as liabilities, measured at fair value each reporting period until they will be exercised or expired, with changes in the fair values being recognized in the Company's statement of comprehensive loss as financial income or expense.

The fair value was measured using the Black-Scholes model. In estimating the warrants' fair value, the Company used the following assumptions:

	December 31, 2013	December 31, 2012

Risk-free interest rate (1)	0.13%	0.25%
Expected volatility (2)	50%	161%
Expected life (in years) (3)	1	2
Expected dividend yield (4)	0%	0%
Fair value:
Warrants	$0	$25

(1)	Risk-free interest rate is based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility was calculated based on actual historical stock price movements of the Company over a term that is equivalent to the expected term of the option
(3)	Expected life was based on the maturity date of the warrants.
(4)	Expected dividend yield was based on the fact that the Company has not paid dividends to its shareholders in the past and does not expect to pay dividends to its shareholders in the future.

2.	On December 1, 2010, the Company completed a private placement offering with several investors. The Company received proceeds of approximately $2,240, net of placement agent fees and other offering expenses. Under the terms of the financing, the Company sold 166,667 units, consisting of an aggregate of 41,667 Ordinary Shares, warrants to purchase up to an aggregate of 20,841 Ordinary Shares at an exercise price of $78 per share ("Series A Warrants") and warrants to purchase up to an aggregate of 10,417 Ordinary Shares at an exercise price of $0.6 per share ("Series B Warrants"). Each unit was sold for a purchase price of $60. In addition, the Company granted additional warrants as finder's fee to purchase up to 1,042 Ordinary Shares.

The Series A Warrants are exercisable immediately upon issuance, expire on December 1, 2015 and the exercise price is subject to potential future adjustment upon occurrence of various events, such as stock splits or dilutive issuances. On February 23, 2011, in connection with the financing transactions closed by the Company, the exercise price of the Series A Warrants was automatically adjusted from $78 per share to $60 per share. None of the Series A Warrants were exercised during 2013.

Each Series B Warrant were automatically exercised on a cashless basis on the 33rd trading day following December 23, 2010, to a number of Ordinary Shares that was subject to adjustment as defined in the agreement.

On February 9, 2011, the Series B Warrants were automatically exercised on a cashless basis to 10,417 Ordinary Shares. Upon the conversion of Series B Warrants, the fair value of Series B Warrants was classified as equity.

The Company accounted for the Series A Warrants according to the provisions of ASC 815, "Derivatives and Hedging - Contracts in Entity's Own Equity", and based on certain terms of the warrants, classified them as liabilities, measured at fair value in each reporting period until they are exercised or expired, with changes in the fair values being recognized in the Company's Statement of Comprehensive Loss as financial income or expense.

The fair value of the Series A Warrants was measured using the Black-Scholes model. The fair value was estimated taking into consideration (a) the possibility of the Company becoming privately owned and/or a possibility in which there is an all-cash transaction in the Company's shares, (b) the possibility that the Company will issue additional shares for a share price of under $60. In estimating the warrants' fair value, the Company used the following assumptions:

	December 31, 2013	December 31, 2012

Risk-free interest rate	0.38	0.365
Expected volatility	186%	138%
Expected life (in years)	2	3
Expected dividend yield	0	0
Fair value:
Warrants	$27	$39

3.	On October 19, 2011, the Company completed a private placement offering from investors. The Company received proceeds of approximately $1,300, net of placement agent fees and other offering expenses of $236. Under the terms of the financing, the Company sold 135,010 units consisting of an aggregate of 135,010 Ordinary Shares, warrants to purchase up to an aggregate of 135,010 Ordinary Shares at an exercise price of $7.50 per share ("Series A' Warrants"), and warrants to purchase up to an aggregate of 67,501 Ordinary Shares at an exercise price of $0.15 or NIS 0.6 per share ("Series B' Warrants"). Each unit was sold for a purchase price of $11.25. In addition, the Company granted additional warrants as finder's fee to purchase up to 3,375 Ordinary Shares. The Series A' Warrants expire on October 19, 2016.

According to Series B' Warrants agreement, each Series B' Warrant will be automatically exercised on a cashless basis on the 11th trading day following November 10, 2011, to a number of Ordinary Shares equal to the difference between (a) the quotient obtained by dividing (1) 200% of the maximum number of warrant Shares issuable under the Series B' warrant multiplied by the $11.25 by (2) the greater of $7.50 and 80% of the average of the 10-day volume-weighted average price immediately following the November 10, 2011 and (b) the maximum number of Warrant Shares issuable under the Series B' warrant multiplied by 2.

On November 28, 2011, the Series B' Warrants were automatically exercised on a cashless basis to 65,749 Ordinary Shares. Upon the conversion of the Series B' Warrants, the Series B' Warrants were classified as equity.

During 2012, of the 135,010 Series A' Warrants, 113,341 were exercised for aggregate gross proceeds of $850. As of December 31, 2012, 21,668 Series A' warrants remain outstanding. None of the Series A' Warrants were exercised during 2013.

The Company accounted for the Series A' Warrants according to the provisions of ASC 815, "Derivatives and Hedging - Contracts in Entity's Own Equity", and based on certain terms of the warrants, classified them as liabilities, measured at fair value in each reporting period until they are exercised or expired with changes in the fair values being recognized in the Company's Consolidated Statement of Comprehensive Loss as financial income or expense.

The fair value of the Series A' Warrants was measured using the Black-Scholes model. In estimating the warrants' fair value, the Company used the following assumptions:

	December 31, 2013	December 31, 2012

Risk-free interest rate	0.78%	0.54%
Expected volatility	198%	127%
Expected life (in years)	3	4
Expected dividend yield	0	0
Fair value:
Warrants	$54	$72

4.	On April 17, 2012, the Company completed a registered direct offering with several institutional investors. The Company received proceeds of approximately $1,228, net of placement agent fees and other offering expenses in amount of $149. Under the terms of the financing, the Company sold 540,000 Ordinary Shares at a price of $2.55 per Share. For its services in the offering, the placement agent received a Purchase Option Agreement to purchase 13,500 Ordinary Shares at an exercise price of $3.1875 per share. The Option Agreement expires on April 12, 2017.

5.	On May 22, 2012, the Company completed a registered direct offering with several institutional investors. The Company received proceeds of approximately $1,934, net of placement agent fees and other offering expenses in amount of $278. Under the terms of the financing, the Company sold 632,057 Ordinary Shares at a price of $3.50 per Share. For its services in the offering, the placement agent received a Purchase Option Agreement to purchase 15,802 Ordinary Shares at an exercise price of $4.375 per share. The Purchase Option Agreement expires on May 16, 2017.

6.	On May 31, 2012, the Company completed a registered direct offering with several institutional investors. The Company received proceeds of approximately $5,921, net of placement agent fees and other offering expenses in amount of $643. Under the terms of the financing, the Company sold 570,755 Ordinary Shares at a price of $11.50 per Share. For its services in the offering, the placement agent received a Purchase Option Agreement to purchase 14,269 Ordinary Shares at an exercise price of $14.375 per share. The Purchase Option Agreement expires on May 24, 2017.

7.	On August 8, 2012, the Company closed a public offering of 5,500,000 Ordinary Shares at a public offering price of $5.00 per share for aggregate proceeds of $24,986, net of placement agent fees and other offering expenses in amount of $2,514. Under the terms of the underwriting agreement, the Company granted the underwriter an option, exercisable for 45 days, to purchase up to an additional 825,000 of the Company's Ordinary Shares at the same price, solely to cover over-allotments.

On August 28, 2012, the underwriter exercised its over-allotment option in full, and on August 29, 2012, the Company closed the sale of an additional 825,000 Ordinary Shares at a price to the public of $5.00 per share for proceeds approximately $3,836, net of placement agent fees and other offering expenses in amount of $289.

For its services in the offering, the placement agent received a Purchase Option Agreement to purchase 148,937 Ordinary Shares at an exercise price of $6.25 per share. The Purchase Option Agreement expires on August 2, 2017.

In addition, the Company's former placement agent received a warrant certificate to purchase up to 26,481 Ordinary Shares at an exercise price of $5.5769 per share, under its fee-tail agreement. The warrant expires on November 24, 2014.

9.	On March 22, 2013, the Company entered into a Controlled Equity OfferingSM Sales Agreement (the "Cantor Sales Agreement") with Cantor Fitzgerald & Co., as sales agent ("Cantor"), pursuant to which the Company may offer and sell, from time to time through Cantor, its ordinary shares, par value NIS 0.6 per share, having an aggregate offering price of up to $5,900. Sales of the Company's ordinary shares under the Cantor Sales Agreement are made in sales deemed to be "at-the-market" equity offerings as defined in Rule 415 promulgated under the Securities Act of 1933, as amended.

From May 22, 2013 through December 31, 2013, the Company sold through the Cantor Sales Agreement an aggregate of 1,297,883 of its ordinary shares, and received gross proceeds of $4,947 before deducting issuance expenses in an amount of $213.

d.	Stock option plans:

1.	In March 2003, the Company adopted the 2003 Israeli Share Option Plan ("the 2003 Plan"), pursuant to which options may be granted to the Company's officers, directors, employees and consultants. Pursuant to the 2003 Plan, the Company has reserved an additional 3,139 shares for the 2003 Plan and for any other share option plans that have previously been, or in the future may be, adopted by the Company.

In July 2006, the Company adopted the 2006 Global Share Incentive Plan ("the 2006 Plan"), pursuant to which options may be granted to the Company's directors, employees, consultants and service providers. Pursuant to the 2006 Plan, the Company has reserved an additional 7,534 shares for the 2006 Plan and for any other share option plans that have previously been, or in the future may be, adopted by the Company. In November 2007, the Company approved an additional 8,334 shares for the 2006 Plan.

Between December 2009 and October 2012, the Company approved an additional 878,770 Ordinary Shares for the 2006 Plan.

In February 2011, the board of directors of the Company approved the grant of 83 restricted shares.

During 2012, the Company's Board of Directors approved the granting of 50,000 Restricted Share Units ("RSUs") to certain employees. Furthermore, during 2012, the Company's shareholders approved the granting of 30,000 RSUs to certain members of the Company's Board of Directors. During 2013, 75,000 RSUs became fully vested and were converted into common stock of the Company and 5,000 RSUs were cancelled.

During 2013, the Company's Board of Directors approved the granting of 3,000 RSUs to certain employees. Furthermore, during 2013, certain members of the Company's Board of Directors were granted 40,000 RSUs under the approval of the Company's shareholders in the 2012 and 2013 Shareholder meetings.

The total number of options authorized for grant under the plans amounted to 910,751. As of December 31, 2013, an aggregate of 70,004 options of the Company are available for future grants.

Options granted under the 2001 and 2003 Plans typically vest, as set forth in each optionee's option agreement, over three years. Options granted under the 2006 Plan typically vest, as set forth in each optionee's option agreement, over four years. All options are exercisable for ten years from the grant of the option. Any options which are forfeited or unexercised become available for future grants. The exercise price equals the fair market value of the Company's shares on the date of the grant.

2.	The following is a summary of the Company's stock options granted among the various plans:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2013	451,628	$10.64
Granted	305,824	$3.42
Exercised	(800)	$4.05
Forfeited	(43,433)	$11.65
Outstanding at the end of the year	713,219	$7.49	8.22	$3.43

Vested or expected to vest	527,453	$8.68	8.03	$2.12

Options exercisable at the end of the year	146,969	$19.63	7.38	$0.48

The weighted-average grant-date fair value of options granted during the twelve months ended December 31, 2013, 2012 and 2011 was $2.46, $4.62, and $7.35, respectively. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the fair market value of the Company's Ordinary Shares on December 31, 2013 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2013. This amount changes based on the fair market value of the Company's shares.

As of December 31, 2013, there was $1,924 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's stock option plans. The cost is expected to be recognized over a weighted average period of 2.46 years.

The following table summarizes information about options to employees and non-employees outstanding at December 31, 2013 under the Plans:

Exercise price	Options outstanding at December 31, 2013	Weighted average remaining contractual life (years)	Weighted average exercise price	Options exercisable at December 31, 2013	Average exercise price of options exercisable

$0	99	0.80	$0	99	$0
$ 2.48-123	710,503	8.24	$6.30	144,259	$13.98
$ 127-282	1,045	3.52	$212	1,039	$212
$ 342-396	943	3.54	$358	943	$358
$ 411-528	629	3.28	$491	629	$491

	713,219			146,969

The following table sets forth the total stock-based compensation expense resulting from stock options and RSUs granted to employees and directors included in the Company's Consolidated Statement of Comprehensive Loss:

	Year ended December 31,
	2013	2012

Cost of goods sold	$16	$15
Marketing and business development expenses	191	326
General and administrative expenses	603	182
Research and development costs, net	83	26

Total stock-based compensation expense	$893	$549

e.	Options and warrants issued to non-employees:

1.	As of December 31, 2013, there were no unrecognized compensation costs related to non-vested share-based compensation arrangements granted under the Company's stock option plans.

2.	The Company had accounted for its options to non-employees under the fair value method of ASC 718 and ASC 505-50.

3.	On April 11, 2011, the Company granted 1,167 warrants to purchase 1,167 Ordinary Shares of the Company, nominal value NIS 0.6 per share to its non-employee. The warrants are exercisable for a period of four years. In 2013 these warrants were forfeited.

4.	In October 2013, the Company's Board of Directors approved the grant of 15,000 warrants to purchase 15,000 Ordinary Shares of the Company, nominal value NIS 0.6 per share to a non-employee.